Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Long-term debt and other financial liabilities	65,842	43,200
Less: Deferred financing costs	(1,308)	(594)
Total	64,534	42,606
Less - current portion	(8,691)	(7,473)
Long-term portion	55,843	35,133

Annual Principal Payments
The annual principal payments required to be made after December 31, 2023 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 15 for the August 2022 EnTrust Facility, are as follows:
Twelve month periods ending December 31,	Amount
2024	9,257
2025	9,640
2026	24,640
2027	4,640
Thereafter	17,665
Total	65,842